Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies [Line Items]
Schedule of Performance Incentive Obligations and Future Interest Payments
As at 31 December 2025, the satellite performance incentive obligations, including future interest payments, for satellites currently in orbit are as follows:

€million	2025
Within one year	16
After one year but not more than five years	48
After more than five years	27

Total	91

Capital expenditure commitments [Member]
Commitments and Contingencies [Line Items]
Schedule of Arising Capital Expenditure Commitments
Capital expenditure commitments arising under these agreements as at 31 December are as follows:

€million	2025	2024
Within one year	273	96
After one year but not more than five years	279	143
After more than five years	42	42

Total	594	281

Contributions to Joint Ventures [Member]
Commitments and Contingencies [Line Items]
Schedule of Arising Contributions to Joint Ventures	The commitments arising under these agreements as at 31 December are as follows:

€million	2025
Within one year	23
After one year but not more than five years	58
After more than five years	76

Total	157

Other commitments [Member]
Commitments and Contingencies [Line Items]
Schedule of Arising Contributions to Joint Ventures

€million	2025	2024
Within one year	313	160
After one year but not more than five years	407	130
After more than five years	63	45

Total	783	335